Director
Securities Operations

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5076 | f 212.656.5893
pmadho@nyse.com

1364885

NYSE Group

06062152

CERTNYS

RECD S.E.C.
NOV 06 2006
1086

November 6, 2006

1-33160

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

PROCESSED
NOV 22 2006
THOMSON
FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Exchange Act of 1933, SPIRIT AEROSYSTEMS HOLDINGS, INC., Class A Common Stock, par value $0.01 per share. The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on November 6, 2006. Tentative listing date – Not yet determined.

Sincerely,